1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Antidilutive Securities, Stock Warrants	34,500,002	34,500,002
Stock Warrants
Antidilutive Securities, Stock Warrants	34,500,000	34,500,000
Convertible Preferred Stock
Antidilutive Securities, Stock Warrants	2	2